Derivative Instruments - Cash Flow Hedges and Net Investment Hedges Information Related To Items Designated As Hedging Instruments, Hedged Items and Hedge Ineffectiveness (Detail) - CAD ($)
$ in Millions
		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023
Cash Flow Hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging instruments, Asset		$ 2,910	$ 1,026
Carrying amount of hedging instruments, Liability	[1]	(1,995)	(5,628)
Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness	[2]	3,466	(1,868)
Hedge ineffectiveness Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness	[2]	(3,529)	1,836
Ineffectiveness recorded in non-interest revenue - other		(12)
Net Investment Hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging instruments, Asset		2,910	1,026
Carrying amount of hedging instruments, Liability	[1]	(18,352)	(18,947)
Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness	[2]	3,324	(2,330)
Hedge ineffectiveness Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness	[2]	(3,391)	2,299
Ineffectiveness recorded in non-interest revenue - other		(16)	1
Interest rate risk [member] | Cash Flow Hedges [member] | Interest rate swap contract [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging instruments, Asset		2,148	693
Carrying amount of hedging instruments, Liability	[1]	(915)	(3,784)
Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness	[2]	3,552	(1,543)
Hedge ineffectiveness Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness	[2]	(3,615)	1,511
Ineffectiveness recorded in non-interest revenue - other		(12)
Foreign exchange risk [member] | Cash Flow Hedges [member] | Cross currency swap [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging instruments, Asset		699	333	[3]
Carrying amount of hedging instruments, Liability	[1]	(1,080)	(1,801)	[3]
Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness	[2]	(251)	(245)	[3]
Hedge ineffectiveness Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness	[2]	251	245	[3]
Foreign exchange risk [member] | Net Investment Hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging instruments, Liability	[1]	(16,353)	(13,311)
Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness	[2]	(119)	(485)
Hedge ineffectiveness Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness	[2]	119	485
Foreign exchange risk [member] | Net Investment Hedges [member] | Cross currency swap [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging instruments, Liability	[1]	(4)	(8)
Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness	[2]	(23)	23
Hedge ineffectiveness Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness	[2]	19	(22)
Ineffectiveness recorded in non-interest revenue - other		(4)	1
Equity price risk [member] | Cash Flow Hedges [member] | Total Return Swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging instruments, Asset		63
Carrying amount of hedging instruments, Liability	[1]		(43)
Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness	[2]	165	(80)
Hedge ineffectiveness Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness	[2]	$ (165)	$ 80

[1]	Represents unrealized gains (losses) recorded as part of derivative instruments in assets and liabilities, respectively, in our Consolidated Balance Sheet.
[2]	Represents life to date amounts.
[3]	Includes derivatives entered into in relation to our acquisition of Bank of the West and its subsidiaries, which were settled upon completion of the transaction. Refer to Note 10 for further details.